UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2006

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pequot Capital Management, Inc.
Address: 500 Nyala Farm Road
         Westport, CT  06880

13F File Number:  28-04495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aryeh Davis
Title:     COO, General Counsel & Secretary
Phone:     (203) 429-2200


/s/ Aryeh Davis                                   WESTPORT, CT                          SEPTEMBER 26, 2006
---------------------------                 ---------------------------    ----------------------------------------
        [Signature]                                 [City, State]                            [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                                 -----------------

Form13F Information Table Entry Total:                  14
                                                 -----------------

Form13F Information Table Value Total:               $53,443
                                                 -----------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NO.                      FORM 13F FILE NUMNBER                   NAME
------------            ----------------------------         ----------------

NONE

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
                                                    FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APAC CUSTOMER SERVICES INC     COM              00185E106       38    20000 SH       SOLE                    20000
BOOKHAM INC                    COM              09856E105     4707  1401000 SH       SOLE                  1401000
COVANTA HLDG CORP              COM              22282E102    28464  1612700 SH       SOLE                  1612700
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103     1388   150000 SH       SOLE                   150000
HESKA CORP                     COM              42805E108     1092  1040400 SH       SOLE                  1040400
IRVINE SENSORS CORP            COM NEW          463664508      155    77009 SH       SOLE                    77009
MEDICURE INC                   COM              58469E101      318   250000 SH       SOLE                   250000
MYOGEN INC                     COM              62856E104     2508    86500 SH       SOLE                    86500
NSTAR                          COM              67019E107     3146   110000 SH       SOLE                   110000
PEGASUS WIRELESS CORP NV       COM              70558E108     3487   390000 SH       SOLE                   390000
PHOENIX COS INC NEW            COM              71902E109      327    23200 SH       SOLE                    23200
QUANTA SVCS INC                COM              74762E102      355    20500 SH       SOLE                    20500
RITCHIE BROS AUCTIONEERS       COM              767744105      851    16000 SH       SOLE                    16000
TALISMAN ENERGY INC            COM              87425E103     6607   378000 SH       SOLE                   378000

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